Other Liabilities - Liability Balances (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Taxes payable	$ 42	$ 42
Contract liabilities	31	21
Unfavorable drilling contracts	11	27
Employee withheld taxes, social security and vacation payments	39	40
Accrued interest expense	38	61
Accrued expenses	110	107
Lease liabilities	22
Uncertain tax positions	87	100
Other liabilities	30	33
Total Other Liabilities	$ 410	$ 431